Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred tax liabilities:
Intangible contract assets	$ (6)	$ (18)
Total deferred tax liability	(9,169)	(9,905)
Deferred tax assets:
Other	1,687	1,267
Total deferred tax assets	9,416	8,828
Valuation allowance	(1,891)	(667)
Net deferred tax liabilities	(1,644)	(1,744)
Canadian Entities
Deferred tax assets:
Canadian real estate and non-capital losses	7,729	7,561
Net deferred tax liabilities	$ (9,163)	$ (9,887)